22. SUPPLEMENTAL FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	$ (10,414)	$ (10,021)
Operating expenses	(10,616)	(10,622)
Operating Overheads: Mining, other development expense
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	(813)	(689)
Operating Overheads: Milling, conversion expense
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	(2,993)	(2,414)
Less absorption: Mineral properties
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	39	39
Cost of services
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	(6,528)	(6,957)
Inventory-non cash adjustments
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	(119)
Cost of goods and services sold
DisclosureOfOperatingExpensesLineItems [Line Items]
Operating expenses	(10,414)	(10,021)
Reclamation asset amortization
DisclosureOfOperatingExpensesLineItems [Line Items]
Operating expenses	(146)	(140)
Reclamation liability adjustments
DisclosureOfOperatingExpensesLineItems [Line Items]
Operating expenses	$ (56)	$ (461)